                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

W. Wayne Miao
Assistant Vice President &
Assistant Counsel

November 26, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:   Oppenheimer Global Opportunities Fund
                        Reg. No. 33-33799; File No. 811-6001
                        EDGAR Filing of Post-Effective Amendment

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
Oppenheimer  Global  Opportunities  Fund (the  "Registrant")  dated  November 24,  2004,  no changes were made to the  Prospectus and the Statement of Additional  Information  contained in Post-Effective Amendment No. 24 to the Registrant's  Registration Statement on Form N-1A,
which was filed  electronically  with the Securities and Exchange Commission on November 24,
2004.

                                    Very truly yours,

                                    /s/ W. Wayne Miao
                                    ------------------

                                    W. Wayne Miao
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-5039

cc:  Mayer, Brown, Rowe & Maw
     KPMG LLP
     Ms. Gloria LaFond